Other Liabilities - Summary of Components of Other within Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure of Other Liability [Line Items]
Accounts payable, accrued expenses and other items	$ 12,638	$ 11,311
Accrued interest payable	5,092	6,468
ACL on off-balance sheet items	689	580
Cash collateral	8,206	6,414
Credit card loyalty rewards	1,486	1,465
Current tax liabilities	329	470
Deferred tax liabilities (Note 22)	1	1	$ 16
Lease Liabilities	3,315	3,326
Liabilities of subsidiaries	4,740	5,633
Total	37,549	36,720
Other employee future benefit plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	776	819
Pension Plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	(1,126)	(1,063)
Other liabilities [member] | Other employee future benefit plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	863	863
Other liabilities [member] | Pension Plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	$ 190	$ 189